Restructuring and Related Charges (Schedule of Restructuring Charges Incurred Cumulative to Date) (Details) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 14.9
Specialty Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	2.4
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	9.5
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 3.0